Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–153.50%(a)
Alabama–2.68%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$245	$215,297
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,445	1,530,394
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,030	1,090,515
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(c)(d)	5.50%	01/01/2043	2,525	1,388,750
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	3,890,090
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,520	1,487,152
Series 2024 A, RB	5.00%	11/01/2035	1,705	1,760,016
Series 2025 A, RB(b)	5.00%	06/01/2035	1,125	1,135,277
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,430	1,508,980
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	835	822,676
				14,829,147
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	354,103
Arizona–3.15%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	82	78,141
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,215	1,163,655
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	446,197
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	255	246,851
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	995,508
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM)(f)(g)	5.00%	07/01/2046	3,070	3,150,100
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,048,633
Series 2017, Ref. RB	5.00%	11/15/2045	905	644,411
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	230	213,433
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	365	321,803
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,215	1,113,950
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.00%	01/01/2048	3,440	3,537,740
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,305	4,456,095
				17,416,517
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	614,724
California–14.18%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	1,250	1,136,710
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,695	1,265,891
Series 2023, GO Bonds(g)	5.25%	09/01/2053	3,440	3,627,927
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,505	1,580,131
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	11,260	1,079,919
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,571
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,700	309,400
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	$4,470	$4,560,755
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,265	3,532,754
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,345
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,059	4,009,254
Series 2023-1, RB	4.38%	09/20/2036	840	833,162
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	170	158,958
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,392,002
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,700	1,710,411
Series 2018 A, RB(i)	5.00%	12/31/2047	2,055	1,964,807
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	255	211,963
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	560	560,395
Series 2012, RB(e)(i)	5.00%	07/01/2030	225	225,123
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,340	2,339,833
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,730	2,585,611
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,025	995,289
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,075	1,129,325
Series 2024, RB(b)	5.00%	10/01/2032	1,290	1,344,260
California State University; Series 2019 A, RB(g)	5.00%	11/01/2049	2,160	2,187,599
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,114,125
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	850	608,740
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	500	499,975
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	885	805,518
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,570	169,092
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB(i)	5.00%	05/15/2043	1,250	1,250,697
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(f)	5.00%	08/01/2050	1,260	1,285,507
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	750	787,725
Series 2009 B, RB	6.50%	11/01/2039	595	702,354
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,055	1,968,569
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,125	2,814,599
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGI)(f)	4.25%	08/01/2049	3,000	2,815,275
Regents of the University of California Medical Center;
Series 2022 P, RB(g)(k)	4.00%	05/15/2053	5,545	4,796,640
Series 2022 P, RB	3.50%	05/15/2054	2,060	1,594,678
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,255	1,129,834
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,100	1,867,021
Series 2021 A, RB	5.00%	07/01/2056	2,045	2,064,828
Series 2023 B, RB(i)	5.00%	07/01/2048	2,580	2,575,996
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB(i)	5.00%	05/01/2046	5,000	4,942,280
Series 2019 E, RB(i)	5.00%	05/01/2038	690	701,967
Series 2019 E, RB(i)	5.00%	05/01/2050	2,400	2,359,645
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	620	643,563
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	3,560	1,269,642
				78,528,665
Colorado–6.58%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,440	2,210,102
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	778,743
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	$1,060	$911,502
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	635	656,816
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	1,715	1,613,763
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	632,657
Series 2022, RB	6.50%	12/01/2053	600	621,344
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	638,815
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,726,275
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,275	1,256,196
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,409,360
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	415	415,660
Series 2007 A, RB	5.30%	07/01/2037	100	100,163
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	931,576
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	1,280	1,349,463
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,375
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	1,795	1,763,077
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,650	1,657,775
Series 2018 A-2, RB(h)	0.00%	08/01/2033	2,300	1,631,320
Series 2022 A, RB(i)	5.00%	11/15/2036	970	1,014,284
Series 2022 A, RB(i)	5.00%	11/15/2047	2,545	2,525,798
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	393,344
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,015	2,011,691
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	773	647,041
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	585	600,461
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	765	778,038
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	651,710
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI)(f)	5.50%	12/01/2055	1,000	1,030,386
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	391,804
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	1,255	1,185,119
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.63%	12/01/2054	500	454,602
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	850	801,438
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	574,039
Series 2023, GO Bonds	8.00%	12/15/2035	730	734,610
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	505	391,087
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,105	1,467,427
				36,415,861
District of Columbia–3.73%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	3,370	3,436,565
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	635,784
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(l)	1.55%	10/01/2054	5,950	5,950,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	2,900,376
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	2,740	2,710,854
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,450,392
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	1,425	1,311,834
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(g)(k)	5.25%	07/15/2053	2,220	2,274,120
				20,669,925
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–14.38%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	$1,075	$771,415
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	422,354
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	770	655,974
Series 2022 A, RB	4.00%	10/01/2047	3,720	3,364,650
Series 2022, RB	5.00%	01/01/2047	1,715	1,763,180
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,580	2,139,494
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,270	1,337,717
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,230)(c)(d)(e)	7.75%	05/15/2035	1,000	100
County of Miami-Dade FL Transit System; Series 2025, RB(g)	5.00%	07/01/2052	2,390	2,399,845
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,720	2,673,619
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,215,954
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	790	820,319
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.00%	07/01/2044	2,940	2,879,629
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2047	860	862,663
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2053	1,050	1,033,226
Series 2024, Ref. RB(i)	5.50%	07/01/2053	850	799,118
Fort Lauderdale (City of), FL; Series 2024, RB(g)	5.50%	09/01/2053	2,565	2,719,348
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,520	1,611,465
Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB(l)	1.40%	10/01/2042	2,085	2,085,000
Series 2019 A, RB(b)(m)	5.00%	10/01/2029	5	5,402
Series 2019 A, RB	5.00%	10/01/2047	1,245	1,259,336
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	79	75,255
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	1,805	1,763,154
Series 2019 A, RB(i)	4.00%	10/01/2044	2,250	2,011,648
Series 2024, RB(i)	5.25%	10/01/2048	1,705	1,734,938
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,660,909
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,585	2,539,019
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	3,410	3,591,677
JEA Water & Sewer System Revenue; Series 2025, RB(g)	5.25%	10/01/2055	1,705	1,768,051
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	715	687,696
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	269,698
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	978,296
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,060	1,106,335
Series 2022, RB	5.25%	08/01/2049	2,520	2,566,568
Miami (City of) & Dade (County of), FL School Board (The); Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	2,020	2,037,659
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,183,944
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	1,375	1,372,542
Series 2021, RB	4.00%	10/01/2048	3,375	2,972,802
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,325	1,316,684
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	855	828,694
Series 2025 A, RB(i)	5.50%	10/01/2055	450	459,398
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	2,565	2,235,904
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,630	5,629,774
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,900	2,914,511
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2050	$2,000	$521,211
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	460	106,129
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	455	99,171
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	390	80,283
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	348	3
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,365	1,156,822
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	725,815
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	1,149	505,653
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,002
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,333,223
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	5,790	1,555,303
				79,608,579
Georgia–2.54%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(i)	5.25%	07/01/2044	1,170	1,200,128
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,405	3,026,234
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,121,181
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	976,339
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,260	1,261,684
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,285	1,277,413
Series 2023 B, RB(b)	5.00%	03/01/2030	1,820	1,894,648
Series 2024 B, RB(b)	5.00%	03/01/2032	1,720	1,812,186
Series 2024 E, RB(b)	5.00%	12/01/2032	1,450	1,511,309
				14,081,122
Hawaii–0.59%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	1,255	1,281,344
State of Hawaii Airports System Revenue; Series 2025, RB(g)(i)	5.50%	07/01/2054	1,915	1,985,074
				3,266,418
Idaho–0.73%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	940	958,333
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	325,512
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	426,910
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,750	1,807,080
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	509,912
				4,027,747
Illinois–4.33%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,112,192
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,495	1,484,355
Series 2024 A, RB(i)	5.50%	01/01/2059	2,145	2,210,932
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	742,470
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	699,428
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	1,250	1,103,858
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	2,390	2,384,898
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	$930	$937,269
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	278,609
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,357,394
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,301,904
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,790,166
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	370	370,384
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,305)(d)	5.00%	11/01/2040	60	40,200
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,046,128)(d)	5.00%	11/01/2049	1,245	834,150
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,089,898
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,390	998,680
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	1,235	1,237,010
				23,973,797
Indiana–1.26%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,535	2,740,448
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,510	2,139,623
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	163,598
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	245	244,996
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	1,010	1,020,822
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	630	638,047
				6,947,534
Iowa–1.45%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	635	420,815
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,184,975
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(m)	5.00%	12/01/2032	2,795	3,143,903
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	305	259,236
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	160	160,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,835	1,855,318
				8,024,247
Kentucky–2.30%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	685	610,346
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(f)	5.00%	12/01/2047	540	530,776
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,130	1,130,415
Series 2015 A, RB	5.00%	07/01/2040	1,005	1,005,058
Series 2015 A, RB	5.00%	01/01/2045	1,365	1,364,617
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,291,651
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,720	1,820,709
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	635	647,444
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	4,230	4,305,654
				12,706,670
Louisiana–1.93%
Louisiana (State of); Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(l)(p)	1.45%	05/01/2043	5,000	5,000,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	770	652,466
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.75%	09/01/2064	2,650	2,735,376
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,705	1,783,422
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(f)	5.00%	10/01/2048	505	507,951
				10,679,215
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–1.02%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	$399	$400,214
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	900,608
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,009,200
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	335,036
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	1,565	1,527,666
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	752,219
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(l)	1.55%	06/01/2027	700	700,000
				5,624,943
Massachusetts–2.48%
Massachusetts (Commonwealth of); Series 2024, RB(g)	5.00%	06/01/2053	4,670	4,749,919
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds); Series 2022, RB	5.00%	06/01/2050	2,035	2,066,595
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	3,000	3,133,752
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,456,132
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(m)	5.00%	07/15/2030	235	255,982
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2040	1,000	1,014,831
Series 2021 E, RB(i)	5.00%	07/01/2046	1,075	1,070,795
				13,748,006
Michigan–4.19%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	221,357
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	684,018
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	577,470
Lansing (City of), MI; Series 2024(g)	5.25%	07/01/2054	3,720	3,863,499
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,425	3,548,763
Series 2024, RB(g)	5.50%	11/15/2049	3,170	3,354,983
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	300	297,322
Series 2020, Ref. RB	5.00%	06/01/2045	495	450,952
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	3,860	3,830,738
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,985	1,997,605
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	3,170	3,150,666
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2017 B, RB(i)	5.00%	12/01/2047	1,250	1,230,687
				23,208,060
Minnesota–0.37%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	262,958
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	414,530
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	603,979
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	493,039
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	290,605
				2,065,111
Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(f)	5.25%	03/01/2055	850	859,232
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	683,402
				1,542,634
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–2.32%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	$2,290	$2,298,594
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,815	4,741,314
Series 2019 B, RB (INS - AGI)(f)(i)	5.00%	03/01/2049	765	756,010
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	431,966
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	335	317,036
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.60%	11/01/2049	1,720	1,651,332
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,891,409
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	780	743,215
				12,830,876
Nebraska–1.73%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	3,911,427
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	860	887,265
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,499,927
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,095,241
Omaha (City of), NE Public Power District; Series 2022, RB(g)(k)	5.25%	02/01/2052	2,125	2,188,072
				9,581,932
Nevada–1.19%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(g)	5.00%	07/01/2053	5,405	5,504,984
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(e)(i)	9.50%	01/01/2033	1,025	978,111
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	135	131,175
				6,614,270
New Hampshire–0.90%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	299	293,630
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,640	1,590,963
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,007,916
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,090	1,069,276
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,045	1,045,176
				5,006,961
New Jersey–3.47%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	395	395,110
Series 2012, RB(i)	5.75%	09/15/2027	400	400,286
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2035	700	689,234
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	1,250	1,250,441
Series 2013, RB(i)	5.38%	01/01/2043	2,620	2,620,690
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,910	3,424,634
New Jersey (State of) Transportation Trust Fund Authority;
Series 2022, RB(b)(m)	5.25%	12/15/2032	745	855,693
Series 2022, RB	5.25%	06/15/2046	710	728,224
Series 2024 CC, RB	5.25%	06/15/2055	1,255	1,284,909
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,270	1,325,429
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	2,952,490
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,717,043
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,655	1,588,847
				19,233,030
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–22.18%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	$400	$397,333
City of New York NY; Series 2025, RB(g)	5.25%	04/01/2047	1,535	1,594,117
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,425,064
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	516,643
Series 2020 A-1, RB (INS - AGI)(f)	4.00%	11/15/2041	1,185	1,081,072
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,385,544
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(i)	4.00%	07/15/2060	2,390	1,920,236
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,675	1,692,843
New York (City of), NY;
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,279,362
Subseries 2017 B-5, VRD GO Bonds(l)	1.50%	10/01/2046	1,160	1,160,000
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2039	1,320	1,410,200
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2041	2,500	2,646,535
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,466,330
Series 2020 BB-1, RB	5.00%	06/15/2050	5,045	5,105,417
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(l)	1.40%	08/01/2042	5,000	5,000,000
Series 2019 B-1, RB	4.00%	11/01/2045	875	782,867
Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,273,257
Series 2024 B, RB	4.38%	05/01/2053	2,235	2,057,633
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,265	1,305,081
Series 2018 E, RB(g)	5.00%	03/15/2046	5,850	5,890,061
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,193,387
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	4,305	4,365,374
New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.75%	11/01/2048	1,840	1,801,423
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	3,740	3,373,186
Series 2020, RB(g)	4.00%	11/15/2055	4,265	3,608,981
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.00%	11/15/2053	1,775	1,795,549
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	4,745,602
Series 2019 B, RB (INS - AGI)(f)	4.00%	01/01/2050	2,670	2,318,512
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,252,878
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,290	1,267,324
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	290	248,350
Series 2010 A, RB(e)	6.25%	06/01/2041	1,277	1,224,735
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,137,739
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	5,880	5,719,248
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,705	1,520,349
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	740	739,993
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,360	1,354,920
Series 2020, Ref. RB(i)	5.25%	08/01/2031	475	485,295
Series 2020, Ref. RB(i)	5.38%	08/01/2036	965	982,099
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,145	2,162,384
Series 2018, RB(i)	5.00%	01/01/2034	2,375	2,389,449
Series 2018, RB(i)	5.00%	01/01/2036	1,910	1,909,909
Series 2020, RB(i)	5.00%	10/01/2035	250	251,726
Series 2020, RB(i)	5.00%	10/01/2040	2,045	2,023,286
Series 2020, RB(i)	4.38%	10/01/2045	1,195	1,059,730
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	$2,205	$2,195,090
Series 2024, RB (INS - AGI)(f)(i)	5.25%	06/30/2060	1,790	1,796,535
Series 2024, RB(i)	5.50%	06/30/2060	3,270	3,275,457
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,310	3,221,563
Series 2016 A, RB(i)	5.25%	01/01/2050	1,810	1,763,625
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2036	1,005	1,034,575
Series 2022, RB(i)	5.00%	12/01/2038	610	619,803
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	70	70,341
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,798,525
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,775	1,792,750
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	765	767,248
Series 2021 A, RB	5.00%	11/15/2056	1,145	1,148,277
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	510	538,358
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(g)	5.25%	05/15/2062	5,360	5,457,924
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,020,493
				122,821,587
North Carolina–0.34%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	990	977,091
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(f)(h)	0.00%	01/01/2052	3,500	878,490
				1,855,581
North Dakota–0.35%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,200	1,105,911
Series 2017 C, RB	5.00%	06/01/2053	925	838,496
				1,944,407
Ohio–6.24%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,700,143
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,190	3,505,177
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,900	7,712,639
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,255	1,265,477
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	815	815,351
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	485	487,225
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(i)	5.50%	01/01/2050	2,875	2,970,003
Series 2025, Ref. RB	5.25%	01/01/2055	815	840,127
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,161,836
Series 2017, Ref. RB	5.50%	02/15/2057	865	839,258
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(f)	5.25%	12/01/2054	995	1,006,663
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,419,255
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,719,655
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,415	3,268,005
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,133,950)(c)(d)(e)	6.00%	04/01/2038	1,157	14,460
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,826,969
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,099,813
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	850	881,385
				34,533,441
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.69%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	$3,860	$3,806,767
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,205	1,259,283
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	850	904,491
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	905	796,715
Oklahoma Turnpike Authority; Series 2025, RB(g)	5.25%	01/01/2050	1,500	1,574,816
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	345	345,079
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	650	650,124
				9,337,275
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	830	826,884
Oregon–0.98%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	467,402
Oregon (State of); Series 2019, GO Bonds(g)(k)	5.00%	08/01/2044	3,410	3,479,361
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,455	1,500,822
				5,447,585
Pennsylvania–4.17%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2048	1,395	1,446,413
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	741,110
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	700	404,864
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	754,103
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	525	523,536
Series 2021, RB	5.00%	11/01/2051	695	675,823
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	2,055	2,007,599
Series 2022, RB (INS - AGI)(f)(i)	5.00%	12/31/2057	1,025	987,734
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	685	650,633
Series 2023 A-2, RB	4.00%	05/15/2048	555	466,930
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,020,652
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,037,081
Series 2019 A, RB	5.00%	12/01/2049	225	226,777
Series 2020 B, RB	5.00%	12/01/2050	610	612,676
Series 2021 A, RB	4.00%	12/01/2050	935	814,734
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	1,825	1,805,814
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	1,380	1,358,836
Series 2021, Ref. RB (INS - AGI)(f)(i)	4.00%	07/01/2039	1,000	948,128
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	4,275	4,512,193
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,745,167
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	405	367,859
				23,108,662
Puerto Rico–5.50%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,140	2,160,644
Series 2002, RB	5.63%	05/15/2043	1,520	1,537,493
Series 2005 A, RB(h)	0.00%	05/15/2050	6,050	1,102,635
Series 2005 B, RB(h)	0.00%	05/15/2055	2,600	303,990
Series 2008 A, RB(h)	0.00%	05/15/2057	19,290	1,157,963
Series 2008 B, RB(h)	0.00%	05/15/2057	38,355	2,165,903
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	$1,195	$1,226,696
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,209,157
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	924,295
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	527,310
Subseries 2022, RN(h)	0.00%	11/01/2043	708	425,943
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	2,025	2,011,196
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,210	1,195,086
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	455	418,780
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,525	1,295,285
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,495	1,768,404
Series 2018 A-1, RB(h)	0.00%	07/01/2046	8,440	2,709,529
Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,005	2,598,011
Series 2018 A-1, RB	4.75%	07/01/2053	1,905	1,744,589
Series 2018 A-1, RB	5.00%	07/01/2058	2,180	2,048,231
Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,167,269
Series 2019 A-2, RB	4.78%	07/01/2058	860	770,996
				30,469,405
Rhode Island–0.60%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,105,443
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,194,405
				3,299,848
South Carolina–1.23%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,020	2,127,560
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	630	621,379
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	515	533,878
Series 2024, RB	5.50%	11/01/2054	2,000	2,063,478
South Carolina (State of) Public Service Authority; Series 2025 A, RB (INS - AGI)(f)	5.00%	12/01/2055	1,500	1,485,302
				6,831,597
South Dakota–1.17%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,080	2,055,511
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,240	2,183,180
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,100	1,086,618
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,140	1,148,638
				6,473,947
Tennessee–3.17%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	595	599,085
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,275	1,231,939
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,863,986
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	1,912,084
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(g)	6.00%	12/01/2054	2,985	3,247,272
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	2,854,492
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,245	1,226,954
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	965	942,954
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,018,104
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	$2,555	$2,650,075
				17,546,945
Texas–15.57%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,455	1,273,807
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,200	1,213,502
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,045,206
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	985	989,951
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(g)	5.25%	02/01/2046	1,325	1,382,067
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,100,653
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,714,360
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,030	944,606
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,562,057
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	3,911,741
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,700,438
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,815	1,585,712
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,360	1,176,955
Series 2023, RB (INS - AGI)(f)	4.25%	10/01/2053	1,455	1,230,853
Houston (City of), TX;
Series 2021 A, RB(i)	4.00%	07/01/2036	1,250	1,218,885
Series 2023 A, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2048	1,765	1,792,658
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	425	437,244
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	600	520,388
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	505	507,252
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,289,405
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,675	1,701,954
Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,592,806
Series 2025, GO Bonds (INS - AGI)(f)(g)(k)	5.50%	02/15/2058	3,625	3,785,703
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,110,401
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,195	1,245,723
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	3,150	3,146,558
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $66,616)(d)	7.50%	11/15/2037	75	58,762
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $1,864,165)(d)	2.00%	11/15/2061	1,955	683,818
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	807,108
Series 2016, Ref. RB	5.00%	07/01/2046	665	583,619
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(f)	5.00%	04/01/2046	535	526,625
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,473,029
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,030	789,890
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	481,086
Series 2017, Ref. RB	5.00%	01/01/2047	630	576,971
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	997,300
Series 2018, Ref. RB	5.00%	10/01/2031	600	588,362
Series 2020, RB	5.25%	10/01/2055	2,295	1,966,904
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,120	3,102,645
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.50%	02/01/2050	1,265	1,336,396
Series 2024 A, RB	5.25%	02/01/2049	950	989,540
Series 2024 C, RB	5.50%	02/01/2049	865	920,942
San Antonio (City of), TX Water System; Series 2024 A, VRD GO Bonds(l)	1.45%	05/01/2054	6,000	6,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	$820	$746,119
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,039,602
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,070	2,974,518
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,232,089
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(c)(d)	6.38%	02/15/2048	1,985	1,290,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	75,520
Series 2020, Ref. RB	6.75%	11/15/2051	85	71,111
Series 2020, Ref. RB	6.88%	11/15/2055	85	71,357
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2042	2,290	959,568
Texas (State of) Water Development Board;
Series 2022, RB(g)	5.00%	10/15/2047	3,405	3,472,983
Series 2023 A, RB	4.88%	10/15/2048	2,535	2,549,380
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,880	1,926,085
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2041	1,600	1,638,755
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,627
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,520	2,199,063
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	3,420	2,860,368
				86,180,277
Utah–1.82%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	388,341
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	389,379
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	855	842,913
Series 2023 A, RB(i)	5.50%	07/01/2053	2,960	3,043,322
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,779,790
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	947,728
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,585	1,572,837
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,135	1,136,934
				10,101,244
Virginia–2.39%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	1,849,812
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(f)	5.25%	07/01/2053	1,385	1,402,168
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	340	315,890
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	1,000	1,000,661
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,206,394
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,435	1,439,754
Series 2022, Ref. RB(i)	5.00%	12/31/2057	815	791,571
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,190	1,126,328
Series 2017, RB(i)	5.00%	12/31/2056	4,405	4,074,413
				13,206,991
Washington–2.95%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(f)	5.50%	12/01/2055	2,100	2,220,356
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,535	2,562,046
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,830	2,556,838
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	865	890,878
Washington (State of) (Bid Group 3); Series 2023 B, GO Bonds	5.00%	02/01/2047	385	395,219
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,444,515
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	$1,670	$1,625,832
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	440	390,954
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	365	315,150
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,193	1,107,404
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2064	850	824,799
				16,333,991
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	830	872,987
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,676,453
				2,549,440
Wisconsin–4.41%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(f)(h)	0.00%	12/15/2050	6,645	1,822,869
Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	20,110	3,207,155
Series 2022, RB(e)	5.25%	12/15/2061	1,735	1,624,770
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,850	2,367,548
Series 2025, RB	5.25%	08/15/2055	1,000	1,012,261
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,555	2,313,101
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,348,015
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	640	640,616
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	640	574,400
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	425	412,515
Series 2022 A, RB(e)	6.13%	02/01/2050	460	446,487
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	630	615,654
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	665	299,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,738,095
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,719,320
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	964	952,520
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	895,403
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,475	2,423,226
				24,413,205
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGI)(f)	4.00%	06/01/2044	1,085	988,035
Total Municipal Obligations (Cost $882,050,804)				849,870,441
			Shares
Exchange-Traded Funds–0.14%
Invesco Rochester High Yield Municipal ETF (Cost $794,141)(q)			15,589	780,934
TOTAL INVESTMENTS IN SECURITIES(r)–153.64% (Cost $882,844,945)				850,651,375
FLOATING RATE NOTE OBLIGATIONS–(11.85)%
Notes with interest and fee rates ranging from 2.32% to 3.98% at 05/31/2025 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062(s)				(65,585,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.95)%				(232,251,684)
OTHER ASSETS LESS LIABILITIES–0.16%				854,408
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$553,669,099
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Investment Abbreviations:
AGI	– Assured Guaranty Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $3,464,978, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $5,081,905, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $42,191,529, which represented 7.62% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $12,215,430. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$804,361	$-	$-	$(23,427)	$-	$780,934	$8,897

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.84%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $89,249,598 are held by TOB Trusts and serve as collateral for the $65,585,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$849,364,788	$505,653	$849,870,441
Exchange-Traded Funds	780,934	—	—	780,934
Total Investments in Securities	780,934	849,364,788	505,653	850,651,375
Other Investments - Assets
Investments Matured	—	286,000	—	286,000
Total Investments	$780,934	$849,650,788	$505,653	$850,937,375
Invesco Trust for Investment Grade Municipals